Corporate debt (Tables)	6 Months Ended
Jun. 30, 2018
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of June 30, 2018 and December 31, 2017 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	624,163	574,176
Current	14,878	68,907
Total Corporate Debt	639,041	643,083

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2018 is as follows:

	Remainder of 2018	Between January and June 2019	Between July and December 2019	2020	2021	2022	Subsequent years	Total
New Revolving Credit Facility	-	-	-	-	57,586	-	-	57,586
Note Issuance Facility	49	-	-	-	-	104,632	208,127	312,808
2017 Credit Facility	11,705	-	-	-	-	-	-	11,705
2019 Notes	3,124	-	253,818	-	-	-	-	256,942
Total	14,878	-	253,818	-	57,586	104,632	208,127	639,041